Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 6,442	$ 6,110
Purchased power	3,111	2,899
Operation, maintenance and administration	991	1,055
Depreciation, amortization and asset removal costs (Note 5)	871	830
Income before financing charges and income tax expense	1,469	1,326
Capital investments	1,659	1,562
Total assets	26,917	25,569
Goodwill	325	325
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,654	1,688
Purchased power	0	0
Operation, maintenance and administration	369	424
Depreciation, amortization and asset removal costs (Note 5)	462	435
Income before financing charges and income tax expense	823	829
Capital investments	1,035	985
Total assets	14,917	13,877
Goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	4,788	4,422
Purchased power	3,111	2,899
Operation, maintenance and administration	615	608
Depreciation, amortization and asset removal costs (Note 5)	409	395
Income before financing charges and income tax expense	653	520
Capital investments	624	577
Total assets	9,943	9,277
Goodwill	168	168
Other [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power	0	0
Operation, maintenance and administration	7	23
Depreciation, amortization and asset removal costs (Note 5)	0	0
Income before financing charges and income tax expense	(7)	(23)
Capital investments	0	0
Total assets	$ 2,057	$ 2,415